UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eminence Capital LLC
Address: 65 East 55th Street, 25th Floor
         New York, NY  10022

13F File Number:  028-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
Title:     Managing Member
Phone:     (212) 418-2100

Signature, Place, and Date of Signing:

      /s/ Ricky C. Sandler     New York, NY     May 15, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $1,507,962 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    99990  2096221 SH       SOLE                  2096221        0        0
APPLE INC                      COM              037833100    59393   565000 SH       SOLE                   565000        0        0
BED BATH & BEYOND INC          COM              075896100    18810   760000 SH       SOLE                   760000        0        0
CINTAS CORP                    COM              172908105    51165  2069763 SH       SOLE                  2069763        0        0
CISCO SYS INC                  COM              17275R102    67175  4005692 SH       SOLE                  4005692        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    93296  4487532 SH       SOLE                  4487532        0        0
FISERV INC                     COM              337738108    88558  2428921 SH       SOLE                  2428921        0        0
GOOGLE INC                     CL A             38259P508    69960   201000 SH       SOLE                   201000        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1210    75750 SH       SOLE                    75750        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    18394  1995000 SH       SOLE                  1995000        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    59890  1023938 SH       SOLE                  1023938        0        0
LOCKHEED MARTIN CORP           COM              539830109    89692  1299324 SH       SOLE                  1299324        0        0
LOWES COS INC                  COM              548661107    32850  1800000 SH       SOLE                  1800000        0        0
NIKE INC                       CL B             654106103    33989   724868 SH       SOLE                   724868        0        0
ORACLE CORP                    COM              68389X105   124141  6870000 SH       SOLE                  6870000        0        0
PALM INC NEW                   COM              696643105      114    13258 SH       SOLE                    13258        0        0
PFSWEB INC                     COM NEW          717098206       42    42169 SH       SOLE                    42169        0        0
QUALCOMM INC                   COM              747525103    75259  1934169 SH       SOLE                  1934169        0        0
QUEST DIAGNOSTICS INC          COM              74834L100    64983  1368631 SH       SOLE                  1368631        0        0
ROSS STORES INC                COM              778296103    64584  1800000 SH       SOLE                  1800000        0        0
SAIC INC                       COM              78390X101    55445  2969713 SH       SOLE                  2969713        0        0
SPDR TR                        UNIT SER 1       78462F103    79122   995000 SH       SOLE                   995000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    55715  1561957 SH       SOLE                  1561957        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    52838  1229363 SH       SOLE                  1229363        0        0
VISA INC                       COM CL A         92826C839    35394   636589 SH       SOLE                   636589        0        0
WAL MART STORES INC            COM              931142103    47672   915000 SH       SOLE                   915000        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    68281  3589958 SH       SOLE                  3589958        0        0